EMPLOYEE-RELATED BENEFITS - Net Periodic Pension Costs and Components Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension benefit cost (income), net
Settlement cost	$ 137	$ 4	$ 92
Pension Benefits
Pension benefit cost (income), net
Service cost	15	15	17
Interest cost	19	30	36
Expected return on plan assets	(35)	(59)	(61)
Amortization, net	2	29	29
Net periodic benefit cost (income)	1	15	21
Settlement cost	137	4	92
Total benefit cost (income)	138	19	113
Components recognized in Other comprehensive income (loss)
Net loss (gain)	(20)	(48)	60
Amortization, net	(2)	(29)	(29)
Settlements	(137)	(4)	(92)
Total recognized in other comprehensive income (loss)	(159)	(81)	(61)
Total benefit cost (credit) and other comprehensive income (loss)	(21)	(62)	52
Other Benefits
Pension benefit cost (income), net
Service cost	1	1	1
Interest cost	3	3	3
Expected return on plan assets	0	0	0
Amortization, net	(3)	(2)	(1)
Net periodic benefit cost (income)	1	2	3
Settlement cost	0	0	0
Total benefit cost (income)	1	2	3
Components recognized in Other comprehensive income (loss)
Net loss (gain)	(20)	(5)	4
Amortization, net	3	2	1
Settlements	0	0	0
Total recognized in other comprehensive income (loss)	(17)	(3)	5
Total benefit cost (credit) and other comprehensive income (loss)	$ (16)	$ (1)	$ 8